April 5, 2010

VIA EDGAR (CIK 0001022804)

Filing Desk

U.S. Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

Re: Franklin Templeton Fund Allocator Series
File No.: 811-07851

Dear Sir or Madam:

Enclosed for filing under section 6(a) of the Securities Act of 1933, as amended ("1933 Act"), is the registration statement on Form N-14 ("Registration Statement") of Franklin Templeton Fund Allocator Series ("Registrant"). This Registration Statement is being filed to register shares of the Franklin Templeton Corefolio Allocation Fund (the "Corefolio Fund”), a series of the Registrant, that will be issued to shareholders of Franklin Templeton Perspectives Allocation Fund (the "Perspectives Fund"), also a series of the Registrant, in connection with a transfer of substantially all of the assets of the Perspectives Fund, pursuant to a Plan of Reorganization included in the Registration Statement. Shareholder approval is not being requested for this matter. It is proposed that this filing will become effective on May 5, 2010 pursuant to Rule 488. A Definitive Prospectus/Information Statement will be filed and mailed to Perspectives Fund shareholders shortly thereafter.

The following documents have been filed with the U.S. Securities and Exchange Commission via EDGAR, and are incorporated by reference into the Registration Statement: (1) Prospectus for Corefolio Fund and Perspectives Fund; (2) Statement of Additional Information for Corefolio Fund and Perspectives Fund; and (3) Annual Report for Corefolio Fund and Perspectives Fund for the fiscal year ended December 31, 2009.

The Registrant has registered an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. No filing fee is, therefore, due at this time.

Questions related to this filing should be directed to Kristin Ives, Esquire at (215) 564-8037 or, in her absence, to Bruce Bohan (650) 312-3504.

Very truly yours,

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

/s/ David P. Goss

David P. Goss

Vice President

Enclosures